Background, Basis of Presentation, and Going Concern (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 20, 2013	Sep. 24, 2013	Sep. 22, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Background Basis of Presentation and Going Concern (Textual)
Common Stock, par value per share				$ 0.0001	$ 0.0001	$ 0.0001
Shares, issued						1,155,000
Shares, outstanding
Common stock, ownership percentage				67.26%
Royalties due percentage					23.00%
Working capital deficit				$ 6,033,142	$ 5,210,230
Accumulated deficit				$ (179,687,023)	$ (178,226,456)	$ (172,263,028)
License Agreement [Member]
Background Basis of Presentation and Going Concern (Textual)
Royalties due percentage					3.00%
Sponsored Research Agreement [Member]
Background Basis of Presentation and Going Concern (Textual)
Research and development agreement description	On December 20, 2013, the Company entered into a Research Agreement with USC ("2013 Research Agreement") to amend and replace the 2009 Research Agreement to continue the sponsored research at USC and Michigan from February 1, 2014 through January 31, 2021.	Research and development of the Technology is being conducted at the University of Southern California ("USC") and, on a subcontractor basis, at the University of Michigan, beginning 2006 and currently under a 5-year Sponsored Research Agreement dated May 1, 2009.
Cash paid for research and development		$ 6,338,341
Common Stock [Member]
Background Basis of Presentation and Going Concern (Textual)
Shares, outstanding					44,306,278	42,799,278	16,091,909
UTCH [Member]
Background Basis of Presentation and Going Concern (Textual)
Common Stock, par value per share			$ 0.0001
Forward split, Description			1.2-for-1 forward split of the outstanding common stock.
UTCH [Member] | Common Stock [Member]
Background Basis of Presentation and Going Concern (Textual)
Shares, issued		15,500,640
Common stock, ownership percentage		80.00%
Cancellation of common stock warrants		1,917,283
Cancellation of options		105,000
UTCH [Member] | Series A Preferred Stock [Member]
Background Basis of Presentation and Going Concern (Textual)
Shares, issued		5,780,500
Warrants to be issued		5,780,500
UTCH [Member] | Convertible Debt [Member]
Background Basis of Presentation and Going Concern (Textual)
Warrants to be issued		11,433,200
GPEC [Member] | Common Stock [Member]
Background Basis of Presentation and Going Concern (Textual)
Shares, issued		77,503,198
Warrants to be issued		9,586,416
Common stock, ownership percentage		100.00%
GPEC [Member] | Series A Preferred Stock [Member]
Background Basis of Presentation and Going Concern (Textual)
Shares, issued		5,255
Shares, outstanding		5,255
Description of common shares and warrants receivable		GPEC shareholders of the Company as of September 24, 2013 received 1 common share of UTCH, Inc. for each 5 common shares, warrants, options and 1,100 common shares for each series A Preferred convertible stock owned of GPEC.
GPEC [Member] | Employee Stock Option [Member]
Background Basis of Presentation and Going Concern (Textual)
Shares, issued		525,000
GPEC [Member] | Convertible Debt [Member]
Background Basis of Presentation and Going Concern (Textual)
Convertible notes		$ 11,433,200